Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 905,915	$ 4,689,007	$ 1,178,847
Receivables, net of allowance (Note 4)	10,250	18,222	60,749
Prepaids	913,658	160,474	223,226
Total current assets	1,829,823	4,867,703	1,462,822
Restricted deposit (Note 5)		8,679	8,489
Deposits			100,000
Intangible assets (Note 10)			6,393,364
Property and equipment, net (Note 6)	878	1,935	93,973
Total assets	1,830,701	4,878,317	8,058,648
Current liabilities
Accounts payable and accrued liabilities (Note 9, Note 10 and Note 12)	23,606	286,427	522,012
Deferred revenue	9,331	35,049	69,275
Lease liability (Note 19)			128,560
Total current liabilities	32,937	321,476	3,324,560
Non-current liabilities
Total liabilities		321,476	3,324,560
Stockholders’ equity
Common stock and additional paid in capital, no par value. Unlimited authorized shares; 2,506,015 common shares and no Class A shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	147,290,988	147,130,123	136,860,283
Accumulated other comprehensive income	329,770	248,287	154,970
Accumulated deficit	(138,105,958)	(135,434,022)	(125,907,025)
Equity (Deficit) total	9,514,800	11,944,388	11,136,475
Non-controlling interest (Note 7)	(7,717,036)	(7,387,547)	(6,402,387)
Total stockholders’ equity	1,797,764	4,556,841	4,734,088
Total liabilities and stockholders’ equity	$ 1,830,701	4,878,317	8,058,648
Related Party
Current liabilities
Notes payable – Related Party (Note 12)			2,604,713
Class A Shares
Equity (Deficit)
Class A shares, no par value. Unlimited authorized shares; 0 and 21 issued or outstanding, respectively			$ 28,247